Income Tax - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Net operating losses carryforwards								$ 5,300,000	$ 0
Tax benefit relating to the utilization of NOLs	7,000	89,000		7,000		7,000	89,000	(263,000)	26,889,000	3,396,000
Tax benefit contributed by Finjan to former parent								(263,000)	1,564,000	2,704,000
Change in valuation allowance								2,230,000	(422,000)	(6,226,000)
Other Additional Capital [Member]
Income Tax Contingency [Line Items]
Tax benefit relating to the utilization of NOLs									$ 1,563,807	$ 2,704,437